Property, Plant and Equipment (Tables)	12 Months Ended
Mar. 31, 2025
Disclosure of Detailed Information About Property, Plant And Equipment [Abstract]
Summary of Property, plant and equipment

	Freehold Land	Plant and equipment	Buildings	Leasehold improvements	Office equipments	Furniture and fixtures	Computers	Capital work in progress	Total property, plant and equipment
	(INR)	(INR)	(INR)	(INR)	(INR)	(INR)	(INR)	(INR)	(INR)
Cost
As at April 1, 2022	13,230	454,431	115	135	84	77	165	21,979	490,216
Additions during the year^	710	22,383	15	8	32	15	101	111,784	135,048
Disposals and adjustments during the year	(59)	(135)	—	—	(3)	(1)	(5)	(190)	(393)
Capitalised during the year	—	—	—	—	—	—	—	(19,850)	(19,850)
As at March 31, 2023	13,881	476,679	130	143	113	91	261	113,723	605,021
Additions during the year^	597	134,988	1,271	6	69	40	235	172,122	309,328
Disposals and adjustments during the year	(253)	(27,544)	—	—	(6)	(2)	(10)	—	(27,815)
Capitalised during the year	—	—	—	—	—	—	—	(126,680)	(126,680)
As at March 31, 2024	14,225	584,123	1,401	149	176	129	486	159,165	759,854
Additions during the year^	273	115,811	3,468	—	26	26	156	101,606	221,366
Disposals and adjustments during the year	(189)	(15,402)	—	—	(17)	(2)	(24)	—	(15,634)
Capitalised during the year	—	—	—	—	—	—	—	(118,730)	(118,730)
As at March 31, 2025	14,309	684,532	4,869	149	185	153	618	142,040	846,856

Accumulated depreciation
As at April 1, 2022	—	52,320	28	105	56	36	78	—	52,623
Charge for the year (refer Note 32)	—	13,950	9	15	13	7	38	—	14,032
Depreciation capitalised during the year	—	1	—	5	3	1	10	—	20
Disposals and adjustments during the year	—	(1)	—	—	(3)	(0)	(5)	—	(9)
As at March 31, 2023	—	66,270	37	125	69	44	121	—	66,666
Charge for the year (refer Note 32)	—	15,526	15	4	17	8	58	—	15,628
Depreciation capitalised during the year	—	283	32	2	6	2	44	—	369
Disposals and adjustments during the year	—	(1,397)	—	—	(4)	—	(8)	—	(1,409)
As at March 31, 2024	—	80,682	84	131	88	54	215	—	81,254
Charge for the year (refer Note 32)	—	18,860	16	2	11	9	43	—	18,941
Depreciation capitalised during the year	—	407	56	3	14	4	86	—	570
Disposals during the year	—	(953)			(8)	(1)	(14)	—	(976)
As at March 31, 2025	—	98,996	156	136	105	66	330	—	99,789

Net book value
As at April 1, 2023 (INR)	13,881	410,409	93	18	44	47	140	113,723	538,355
As at March 31, 2024 (INR)	14,225	503,441	1,317	18	88	75	271	159,165	678,600
As at March 31, 2025 (INR)	14,309	585,536	4,713	13	80	87	288	142,040	747,066
As at March 31, 2025 (USD)	167	6,854	55	0	1	1	3	1,663	8,745